Shareholder Report, Holdings (Details) - C000237980 [Member]	Jul. 31, 2024
PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Texas Roadhouse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CACI International, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%